Notes Payable, Related Parties (Details) - USD ($)	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
Total notes payable, related parties		$ 32,010	$ 30,000
Less: current portion			30,000
Notes payable, related parties, less current portion
Chief Executive Officer [Member]
Total notes payable, related parties			10,000
Board of Directors Chairman [Member]
Total notes payable, related parties			10,000
Director [Member]
Total notes payable, related parties			$ 10,000